Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2020
Aegon N.V [member]
Statement [LineItems]
Summary of Accountants Remuneration

	Total remuneration of the group		Of which PricewaterhouseCoopers Accountants N.V. (NL)
	2020	2019	2020	2019
Audit fees	34	32	9	9
Audit-related fees	5	6	2	1
Total	40	38	11	11